Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of consolidation
A.	Basis of consolidation

(1) Business combination

The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The acquisition date is the date on which the acquirer obtains control over the acquiree. Control exists when the Group is exposed, or has rights, to variable returns from its involvement with the acquiree and it has the ability to affect those returns through its power over the acquiree. Substantive rights held by the Group and others are taken into account when assessing control.

The Group recognizes goodwill on an acquisition according to the fair value of the consideration transferred, including any amounts recognized in respect of rights that do not confer control in the acquiree as well as the fair value at the acquisition date of any pre-existing equity right of the Group in the acquiree, less the net amount of the identifiable assets acquired and the liabilities assumed. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is classified as a financial liability and remeasured at fair value at each reporting date, and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

If share-based payment awards (“replacement awards”) are required to be exchanged for awards held by the acquiree’s employees (“acquiree’s awards”), then all or a portion of the amount of the acquirer’s replacement awards is included in measuring the consideration transferred in the business combination. This determination is based on the market-based measure of the replacement awards compared with the market-based measure of the acquiree’s awards and the extent to which the replacement awards relate to pre-combination service.

(2) Subsidiaries

Subsidiaries are entities controlled by the Group. The financial statements of the subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control is lost. The accounting policies of the subsidiaries are aligned with the policies adopted by the Group.

(3) Non-controlling interest

Non-controlling interests comprise the equity of a subsidiary that cannot be attributed, directly or indirectly, to the parent company and they include additional components such as: the equity component of convertible debentures of subsidiaries, share-based payments that will be settled with equity instruments of subsidiaries and share options of subsidiaries.

Measurement of non-controlling interests on the date of the business combination

Non-controlling interests that are instruments that give rise to a present ownership interest and entitle the holder to a share of net assets in the event of liquidation (for example: ordinary shares), are measured at the date of the business combination at either fair value, or at their proportionate interest in the identifiable assets and liabilities of the acquiree, on a transaction-by-transaction basis. This accounting policy choice does not apply to other instruments that meet the definition of non-controlling interests (for example: options to acquire ordinary shares). Such instruments will be measured at fair value or in accordance with other relevant IFRS.

Allocation of profit or loss and other comprehensive income to the shareholders

Profit or loss and any part of other comprehensive income are allocated to the owners of the Company and the non-controlling interests. Total profit or loss and other comprehensive income is allocated to the owners of the Company and the non-controlling interests even if the result is a negative balance of non-controlling interests.

(4) Transactions eliminated on consolidations

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign currency
B.	Foreign currency

(1) Foreign currency transactions

Transactions in currencies other than the USD are translated to the functional currency of the Group at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the year, adjusted for effective interest and payments during the year, and the amortized cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Foreign currency differences arising on translation are recognized in profit or loss.

(2) Index linked financial items

Financial assets and liabilities which according to their terms are linked to changes in the Israeli Consumer Price Index (the “Index”) are adjusted according to the relevant Index on every reporting date in accordance with the terms of the agreement. Linkage differences deriving from said adjustment are recorded to profit and loss.

(3) Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising upon acquisition, are translated to USD at exchange rates at the reporting date. The income and expenses of foreign operations are translated to USD at exchange rates at the dates of the transactions.

Foreign currency differences are recognized in other comprehensive income and are presented in equity in the foreign currency translation reserve (hereinafter – “translation reserve”).

When a foreign operation is disposed of such that control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as a part of the gain or loss on disposal.

Furthermore, when the Group’s interest in a subsidiary that includes a foreign operation changes, while retaining control in the subsidiary, a proportionate part of the cumulative amount of the translation difference that was recognized in other comprehensive income is reattributed to non-controlling interests.

Generally, foreign currency differences from a monetary item receivable from or payable to a foreign operation, including foreign operations that are subsidiaries, are recognized in profit or loss in the consolidated financial statements.

Foreign exchange gains and losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of a net investment in a foreign operation and are recognized in other comprehensive income, and are presented within equity as part of the translation reserve.

(4) Below are details regarding the Consumer Price Index of the New Israeli Shekel (“NIS”) and the exchange rate of Euro, Swiss Franc (“CHF”) and British Pound (“GBP”):

	Consumer Price Index	Euro	CHF	NIS	GBP
December 31, 2022	108.00	1.07	1.08	0.28	1.20
December 31, 2021	102.60	1.13	1.09	0.32	1.35
December 31, 2020	101.10	1.22	1.13	0.31	1.36
Change in percentages:
Year ended December 31, 2022	5.26	(5.31)	(0.92)	(12.50)	(11.11)
Year ended December 31, 2021	1.48	(7.38)	(3.54)	3.23	(0.74)
Year ended December 31, 2020	(0.69)	8.93	9.71	6.90	3.03

Financial instruments
C.	Financial instruments

(1) Non-derivative financial assets

Initial recognition and measurement of financial assets

The Group initially recognizes trade receivables on the date that they are created. All other financial assets are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset. A trade receivable without a significant financing component is initially measured at the transaction price. Receivables originating from contract assets are initially measured at the carrying amount of the contract assets on the date classification was changed from contract asset to receivables.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights of the Group to the cash flows from the asset expire, or the Group transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset were transferred. When the Group retains substantially all of the risks and rewards of ownership of the financial asset, it continues to recognize the financial asset.

Classification of financial assets into categories and the accounting treatment of each category

Financial assets are classified at initial recognition to the measurement category of amortized cost; fair value through other comprehensive income – investments in debt instruments; fair value through other comprehensive income – investments in equity instruments; or fair value through profit or loss.

On initial recognition of an equity investment that is not held for trading, the Group may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income. This election is made on an investment-by-investment basis. In these financial statements, no such election was made.

All financial assets not classified as measured at amortized cost or fair value through other comprehensive income as described above, are measured at fair value through profit or loss. These assets are subsequently measured at fair value. Net gains and losses, including any interest income or dividend income, are recognized in profit or loss.

The Group has balances of cash, trade and other receivables and deposits that are held within a business model whose objective is collecting contractual cash flows. The contractual cash flows of these financial assets represent solely payments of principal and interest that reflect consideration for the time value of money and the credit risk. Accordingly, these financial assets are measured at amortized cost.

Cash includes cash balances available for immediate use. Deposits include short-term deposits with banking corporations (with original maturities of three months or more) that are readily convertible into known amounts of cash and are exposed to insignificant risks of change in value.

At each reporting date, the Group assesses whether financial assets carried at amortized cost and debt instruments at fair value through other comprehensive income are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Provisions for expected credit losses of financial assets measured at amortized cost are deducted from the gross carrying amount of the financial assets. For investments in debt instruments at fair value through other comprehensive income, the provision for expected credit losses is recognized in other comprehensive income and it does not reduce the carrying amount of the financial asset.

(2) Non-derivative financial liabilities

Non-derivative financial liabilities include trade and other payables.

Initial recognition of financial liabilities

The Group initially recognizes financial liabilities on the trade date at which the Group becomes a party to the contractual provisions of the instrument.

Subsequent measurement of financial liabilities

Financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method. Transaction costs directly attributable to an expected issuance of an instrument that will be classified as a financial liability are recognized as an asset in the framework of deferred expenses in the statement of financial position. These transaction costs are deducted from the financial liability upon its initial recognition, or are amortized as financing expenses in the statement of profit or loss and other comprehensive income when the issuance is no longer expected to occur.

Derecognition of financial liabilities

Financial liabilities are derecognized when the obligation of the Group, as specified in the agreement, expires or when it is discharged or cancelled.

Offset of financial instruments

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company currently has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

(3) Derivative financial liabilities

Measurement of derivative financial instruments

Derivatives are recognized initially at fair value attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are recognized in profit or loss, as financing income or expense. Inter alia, the Group implements the said accounting treatment to changes in the fair value of warrants that contain a cashless exercise mechanism. For further information, see Note 20.

(4) Share capital

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of ordinary shares and share options are recognized as a deduction from equity, net of any tax effects.

Incremental costs directly attributable to an expected issuance of an instrument that will be classified as an equity instrument are recognized as an asset in deferred expenses in the statement of financial position. The costs are deducted from equity upon the initial recognition of the equity instruments, or are amortized as financing expenses in the statement of income when the issuance is no longer expected to take place.

When share capital recognized as equity is repurchased by the Group, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus on the transaction is carried to share premium, whereas a deficit on the transaction is deducted from retained earnings.

Property plant and equipment
D.	Property plant and equipment

Property, plant and equipment are presented according to cost, including directly attributed acquisition costs, minus accumulated depreciation and losses from accrued decrease in value. Improvements and upgrades are included in the assets’ costs whereas maintenance and repair costs are recognized in profit and loss as accrued.

Gains and losses on disposal of a fixed asset item are determined by comparing the net proceeds from disposal with the carrying amount of the asset, and are recognized in their corresponding section, in profit or loss.

The cost of printers used for internal purposes, which are classified as property, plant and equipment, includes the cost of materials and direct labor, and any other costs directly attributable to bringing the assets to a working condition for their intended use.

Depreciation is a systematic allocation of the depreciable amount of an asset over its useful life. The depreciable amount is the cost of the asset, or other amount substituted for cost, less its residual value. An asset is depreciated from the date it is ready for use, meaning the date it reaches the location and condition required for it to operate in the manner intended by management. Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of each part of the fixed asset item, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

The estimated useful lives for the current and comparative periods are as follows:

%
Machinery and equipment (mainly 7%)	7 – 25
Computers	20 – 33
Office furniture and equipment	7 – 15
Leasehold Improvements	20 – 34
Printers leased to customers	25
Buildings	3.5

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

Intangible assets
E.	Intangible assets

(1) Goodwill

Goodwill that arises upon the acquisition of subsidiaries is presented as part of intangible assets. For information on measurement of goodwill at initial recognition, see paragraph A(1) of this note.

In subsequent periods, goodwill is measured at cost less accumulated impairment losses.

(2) Research and development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss when incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group has the intention and sufficient resources to complete development and to use or sell the asset.

The expenditure capitalized in respect of development activities includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use. In subsequent periods, capitalized development expenditure is measured at cost less accumulated amortization and accumulated impairment losses.

The group did not capitalize development expenses during the reporting years, due to that that the capitalization conditions, as stated above, were not met..

(3) Other intangible assets

Other intangible assets that are acquired by the Group are measured at cost less accumulated amortization and accumulated impairment losses.

(4) Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognized in profit or loss as incurred.

(5) Amortization

Amortization is a systematic allocation of the amortizable amount of an intangible asset over its useful life. The amortizable amount is the cost of the asset less its residual value.

Amortization is recognized in profit or loss on a straight-line basis, over the estimated useful lives of the intangible assets from the date they are available for use, since these methods most closely reflect the expected pattern of consumption of the future economic benefits embodied in each asset.

The estimated useful lives for the current period are as follows:

%
Technology	20 – 25
Customer relationships	11 – 25
Backlog	100

Amortization methods, useful lives and residual values are reviewed at the end of each reporting year and adjusted if appropriate.

Inventories
F.	Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the weighted averages method, and includes expenditure incurred in acquiring the inventories and the costs incurred in bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overheads based on normal operating capacity. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

Impairment of non-financial assets
G.	Impairment of non-financial assets

Timing of impairment testing

The carrying amounts of the Group’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

Once a year and on the same date, or more frequently if there are indications of impairment, the Group estimates the recoverable amount of each cash generating unit that contains goodwill.

Determining cash-generating units

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

Measurement of recoverable amount

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value, less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the assessments of market participants regarding the time value of money and the risks specific to the asset or cash-generating unit, for which the estimated future cash flows from the asset or cash-generating unit were not adjusted.

Allocation of goodwill to cash-generating units or a group of cash-generating units

For the purposes of goodwill impairment testing, cash-generating units to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes.

Goodwill acquired in a business combination is allocated to a group of cash-generating units, including those existing in the Group before the business combination, that are expected to benefit from the synergies of the combination. Therefore, the Group tests the goodwill acquired from the acquisitions of GIS and Formatec Holding, at the Group’s level, since the goodwill cannot be allocated to individual cash-generating units.

The Group’s corporate assets

The Group recognizes technology assets, including technology assets recognized in business combinations, as corporate assets that do not generate separate cash inflows and are utilized by more than one cash-generating unit. Those technology assets cannot be allocated reasonably and consistently to cash-generating units and therefore are allocated to the Group level.

Recognition of impairment loss

An impairment loss is recognized if the carrying amount of an asset or a cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of a group of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amounts of the other assets in the cash-generating units on a pro rata basis.

Reversal of impairment loss

An impairment loss in respect of goodwill is not reversed. In respect of other assets, for which impairment losses were recognized in prior periods, an assessment is performed at each reporting date for any indications that these losses have decreased or no longer exist. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Provisions
H.	Provisions

A provision for claims is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably and it is probable that an outflow of economic benefits will be required to settle the obligation. When the value of time is material, the provision is measured at its present value.

A provision for warranties is recognized when the underlying products or services are sold. The provision is based on historical warranty data and a weighting of all possible outcomes against their associated probabilities.

Revenue recognition
J.	Revenue recognition

The Group recognizes revenue when the customer obtains control over the promised goods or services. The revenue is measured according to the amount of the consideration to which the Group expects to be entitled in exchange for the goods or services promised to the customer, other than amounts collected for third parties.

The Group accounts for a contract with a customer only when the following conditions are met:

a.	The parties to the contract have approved the contract (in writing, orally or according to other customary business practices) and they are committed to satisfying the obligations attributable to them;

b.	The Group can identify the rights of each party in relation to the goods or services that will be transferred;

c.	The Group can identify the payment terms for the goods or services that will be transferred;

d.	The contract has a commercial substance (i.e. the risk, timing and amount of the entity’s future cash flows are expected to change as a result of the contract); and

e.	It is probable that the consideration, to which the Group is entitled to in exchange for the goods or services transferred to the customer, will be collected.

If a contract with a customer does not meet all of the above criteria, consideration received from the customer is recognized as a liability until the criteria are met or when one of the following events occurs: the Group has no remaining obligations to transfer goods or services to the customer and any consideration promised by the customer has been received and cannot be returned; or the contract has been terminated and the consideration received from the customer cannot be refunded.

On the contract’s inception date, the Group assesses the goods or services promised in the contract with the customer and identifies as a performance obligation any promise to transfer to the customer goods or services (or a bundle of goods or services) that are distinct.

The Group identifies goods or services promised to the customer as being distinct when the customer can benefit from the goods or services on their own or in conjunction with other readily available resources and the Group’s promise to transfer the goods or services to the customer is separately identifiable from other promises in the contract. The Group’s identified performance obligations include: printer, ink, maintenance (which is generally provided for a period of up to one year), training and installation.

In some cases the Group recognizes a warranty as a distinct service to the customer and is therefore a distinct performance obligation.

Revenue is allocated among performance obligations in a manner that reflects the consideration that the Group expects to be entitled to for the promised goods based on the standalone selling prices (“SSP”) of the goods or services of each performance obligation. SSP are estimated for each distinct performance obligation and judgment may be required in their determination. The best evidence of SSP is the estimated price of a product or service if the Group would sell them separately in similar circumstances and to similar customers.

The Group allocates the transaction price to the identified performance obligations based on the residual approach, while allocating the estimated standalone selling prices for performance obligations relating to maintenance, training and installation services, and the residual is allocated to the printer.

Revenues allocated to the printers, installation and training, and ink and other consumables are recognized when the control is passed in accordance with the contract terms at a point in time.

Maintenance revenue is recognized ratably, on a straight-line basis, over the period of the services. Revenue from training and installation is recognized during the time of performance.

Revenues from the provision of development services, which are contingent on the existence of milestones, are recognized solely on the existence of the relevant milestone.

A contract asset is recognized when the Group has a right to consideration for goods or services it transferred to the customer that is conditional on other than the passing of time, such as future performance of the Group. Contract assets are classified as receivables when the rights in their respect become unconditional.

A contract liability is recognized when the Group has an obligation to transfer goods or services to the customer for which it received consideration (or the consideration is payable) from the customer.

Government grants
K.	Government grants

Government grants are recognized initially at fair value when there is reasonable assurance that they will be received and the Group will comply with the conditions associated with the grant.

Grants from the Israeli Innovation Authority (the “Innovation Authority”), with respect to research and development projects, are accounted for as forgivable loans according to International Accounting Standard (“IAS”) 20, Accounting for Government Grants and Disclosure of Government Assistance. Grants received from the Innovation Authority are recognized as a liability according to their fair value on the date of their receipt, unless it is reasonably certain, on that date, that the amount received will not be refunded. The amount of the liability is reexamined each period, and any changes in the present value of the cash flows discounted at the original interest rate of the grant are recognized in profit or loss. The difference between the amount received and the fair value on the date of receiving the grant is recognized as a deduction of research and development expenses. Expenses related to revaluation of the liability in respect of government grants were recognized in the statements of profit or loss and other comprehensive income as finance expenses.

Leases
L.	Leases

Determining whether an arrangement contains a lease

On the inception date of the lease, the Group determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In its assessment of whether an arrangement conveys the right to control the use of an identified asset, the Group assesses whether it has the following two rights throughout the lease term:

a.	The right to obtain substantially all the economic benefits from use of the identified asset; and

b.	The right to direct the identified asset’s use.

For lease contracts that contain non-lease components, such as services or maintenance, that are related to a lease component, the Group elected to account for the contract as a single lease component without separating the components.

Leased assets and lease liabilities

Contracts that award the Group control over the use of a leased asset for a period of time in exchange for consideration, are accounted for as leases. Upon initial recognition, the Group recognizes a liability at the present value of the balance of future lease payments (these payments do not include certain variable lease payments), and concurrently recognizes a right-of-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease.

Since the interest rate implicit in the Group’s leases is not readily determinable, the incremental borrowing rate of the lessee is used. Subsequent to initial recognition, the right-of-use asset is accounted for using the cost model, and depreciated over the shorter of the lease term or useful life of the asset.

The Group has elected to apply the practical expedient by which short-term leases of up to one year and/or leases in which the underlying asset has a low value, are accounted for such that lease payments are recognized in profit or loss on a straight-line basis, over the lease term, without recognizing an asset and/or liability in the statement of financial position.

The lease term

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

Variable lease payments

Variable lease payments that depend on an index or a rate, are initially measured using the index or rate existing at the commencement of the lease and are included in the measurement of the lease liability. When the cash flows of future lease payments change as the result of a change in an index or a rate, the balance of the liability is adjusted against the right-of-use asset.

Other variable lease payments that are not included in the measurement of the lease liability are recognized in profit or loss in the period in which the event or condition that triggers payment occurs

Depreciation of right-of-use asset

After lease commencement, a right-of-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever is earlier, as follows:

●	Buildings	1-8 years
●	Motor vehicles	3 years

Reassessment of lease liability

Upon the occurrence of a significant event or a significant change in circumstances that is under the control of the Group and had an effect on the decision whether it is reasonably certain that the Group will exercise an option, which was not included before in the lease term, or will not exercise an option, which was previously included in the lease term, the Group re-measures the lease liability according to the revised leased payments using a new discount rate. The change in the carrying amount of the liability is recognized against the right-of-use asset, or recognized in profit or loss if the carrying amount of the right-of-use asset was reduced to zero.

Lease modifications

When a lease modification increases the scope of the lease by adding a right to use one or more underlying assets, and the consideration for the lease increased by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the contract’s circumstances, the Group accounts for the modification as a separate lease.

In all other cases, on the initial date of the lease modification, the Group allocates the consideration in the modified contract to the contract components, determines the revised lease term and measures the lease liability by discounting the revised lease payments using a revised discount rate.

For lease modifications that decrease the scope of the lease, the Group recognizes a decrease in the carrying amount of the right-of-use asset in order to reflect the partial or full cancellation of the lease, and recognizes in profit or loss a profit (or loss) that equals the difference between the decrease in the right-of-use asset and re-measurement of the lease liability.

For other lease modifications, the Group re-measures the lease liability against the right-of-use asset.

Assets leased out by the Group

Leases in which the Group leases out assets are classified as operating or finance leases. Classification of the lease as a finance or operating lease depends on the substance of the transaction and is performed at the beginning of the lease and reassessed only in the event of a lease modification. Changes in estimates such as the length of the asset’s economic life or the residual value, or changes in circumstances, do not trigger reclassification of the lease.

When an arrangement includes lease components and non-lease components, the Group applies IFRS 15 “Revenue from Contracts with Customers” for allocating the contract consideration to its various components.

Leases that do not transfer substantially all the risks and rewards incidental to ownership of an underlying asset are classified as operating leases.

The Group recognizes operating lease payments as revenue on a straight-line basis over the lease term.

Initial direct costs incurred to obtain operating leases are added to the carrying amount of the underlying asset and recognized as an expense over the lease term on the same basis as the revenue from the lease.

Financing income and expenses
M.	Financing income and expenses

Financing income is comprised of interest income on deposits, revaluation of liability in respect of government grants, foreign currency gains and fair value changes of financial liabilities through profit and loss.

Financing expenses are comprised of bank fees, exchange rate differences, revaluation of liability in respect of government grants and fair value changes of financial liabilities through profit and loss.

In the statements of cash flows, interest paid is presented as part of cash flows from financing activities.

Foreign currency gains and losses on financial assets and financial liabilities are reported on a net basis as either financing income or financing expenses depending on whether foreign currency movements are in a net gain or net loss position.

Income tax expense
N.	Income tax expense

Income tax comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that they relate to a business combination, or are recognized directly in equity or in other comprehensive income to the extent they relate to items recognized directly in equity or in other comprehensive income.

Current taxes

Current tax is the expected tax payable (or receivable) on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date. Current taxes also include taxes in respect of prior years and any tax arising from dividends.

Deferred taxes

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences:

●	The initial recognition of goodwill; or

●	Differences relating to investments in subsidiaries, joint arrangements and associates, to the extent that the Group is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future, either by way of selling the investment or by way of distributing dividends in respect of the investment.

The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

A deferred tax asset is recognized for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred tax assets that were not recognized are reevaluated at each reporting date and recognized if it has become probable that future taxable profits will be available against which they can be utilized.

Offset of deferred tax assets and liabilities

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their current tax assets and liabilities will be realized simultaneously.

Inter-company transactions

Deferred tax in respect of inter-company transactions in the consolidated financial statements is recognized according to the tax rate applicable to the buying company.

Employee benefits
N.	Employee benefits

Post-employment benefits

The Group’s liability for severance pay for its employees is mainly calculated pursuant to Israeli Severance Pay Law (1963) (the “Severance Pay Law”). The Group’s liability is covered by monthly deposits with severance pay funds and insurance policies. For most of the Group’s employees, the payments to pension funds and to insurance companies exempt the Group from any obligation towards its employees, in accordance with Section 14 of the Severance Pay Law, which is accounted for as a defined contribution plan (as defined below). Accumulated amounts in pension funds and in insurance companies are not under the Group’s control or management and, accordingly, neither those amounts nor the corresponding accrual for severance pay are presented in the consolidated statements of financial position.

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an expense in profit or loss in the periods during which related services are rendered by employees.

Post-employment benefits for Essemtec AG’s (“Essemtec”) employee are treated as defined benefit plans. The net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value, and the fair value of any plan assets is deducted. The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability (asset).

Re-measurements of the net defined benefit liability (asset) comprise actuarial gains and losses and the return on plan assets (excluding interest). Re-measurements are recognized immediately directly in retained earnings through other comprehensive income.

Interest costs on a defined benefit obligation, interest income on plan assets and interest from the effect of the asset ceiling that were recognized in profit or loss are presented under financing income and expenses, respectively.

Share-based payment transactions

The grant date fair value of share-based payment awards granted to employees is recognized as a salary expense, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards. Share-based payment arrangements in which the subsidiary grants rights to parent company equity instruments to its employees are accounted for by the Group as equity-settled share-based payment transactions.

The amount recognized as an expense in respect of share-based payment awards that are conditional upon meeting service and non-market performance conditions, is adjusted to reflect the number of awards that are expected to vest.

The Group has also recognized share-based payment transactions for non-employees, based on the fair value of the services received. If the Group is unable to reliably measure the fair value of the services received, the fair value is measured with respect to the fair value of the equity instruments granted.

Loss per share
O.	Loss per share

The Group presents basic and diluted loss per share for its ordinary shares. Basic loss per share is calculated by dividing the loss attributable to holders of ordinary shares of the Company by the weighted average number of ordinary shares outstanding during the year, adjusted for treasury shares. Diluted loss per share is determined by adjusting the loss attributable to holders of ordinary shares of the Company and the weighted average number of ordinary shares outstanding, after adjustment for treasury shares, for the effects of all dilutive potential ordinary shares.

Amendments to standards not yet adopted
P.	Amendments to standards not yet adopted

In February 2021, the IASB published an Amendment to IAS 1, “Presentation of Financial Statements: Disclosure of Accounting Policies” (“the Amendment”). According to the Amendment companies must provide disclosure of their material accounting policies rather than their significant accounting policies. Pursuant to the Amendment, accounting policy information is material if, when considered with other information disclosed in the financial statements, it can be reasonably be expected to influence decisions that the users of the financial statements make on the basis of those financial statements. The Amendment also clarifies that accounting policy information is expected to be material if, without it, the users of the financial statements would be unable to understand other material information in the financial statements. The Amendment also clarifies that immaterial accounting policy information need not be disclosed. The Amendment is applicable for reporting periods beginning on or after January 1, 2023. Earlier application is permitted. The Group is examining the effects of the Amendment on the financial statements with no plans for early adoption.